UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

200 S. Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton
DTF Tax-Free Income Inc.	Mayer Brown LLP
200 S. Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 338-8214

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Item 1 – Schedule of Investments

DTF TAX-FREE INCOME INC.

Portfolio of Investments

As of 1/31/2009 (unaudited)

Principal Amount (000)		Description (a)		Value
		LONG-TERM INVESTMENTS	147.4%
		Alabama	6.2%
		DCH Health Care Auth. Rev.
$1,000		5.125%, 6/1/36		$780,900
		Jefferson Cnty. Swr. Rev.
		Capital Impvt.
3,000	(b)	5.125%, 2/1/29, Ser. A,
		Prerefunded 2/1/09 @ $101		3,030,360
2,100	(b)	5.00%, 2/1/33, Ser. A,
		Prerefunded 2/1/09 @ $101		2,121,252
1,900	(b)	5.00%, 2/1/33, Ser. A,
		Prerefunded 2/1/09 @ $101		1,919,228

				7,851,740

		California	23.0%
		California St. Gen. Oblig.,
500		5.50%, 3/1/26		508,915
1,000		5.00%, 11/1/32		913,300
		California Statewide Communities
		Dev. Auth. Rev.,
2,000		5.75%, 7/1/47, F.G.I.C.		1,854,640
		Fresno Swr. Rev., Ser. A-1,
3,030		6.00%, 9/1/09, A.M.B.A.C.		3,122,566
2,000		6.25%, 9/1/14, A.M.B.A.C.		2,244,980
		Los Angeles Wastewtr. Sys. Rev.,
2,000		5.00%, 6/1/26, Ser. A, M.B.I.A.		1,967,980
		Los Angeles Wtr. & Pwr. Rev.,
1,000		5.25%, 7/1/21, Ser. A-A-1, F.S.A.		1,031,550
1,000		5.375%, 7/1/21, Ser. A-A-2, M.B.I.A.		1,061,500
		Pomona Sngl. Fam. Mtge. Rev.,
830	(b)	7.375%, 8/1/10, Ser. B,
		Escrowed to maturity		867,898
		Riverside Cnty. Sngl. Fam. Rev.,
2,500	(b)	7.80%, 5/1/21, Ser. A,
		Escrowed to maturity		3,378,525
		San Bernardino Cnty. Residential
		Mtge. Rev.,
7,840	(b)	9.60%, 9/1/15,
		Escrowed to maturity		11,534,757
		Saratoga Unified Sch. Dist., Gen. Oblig.
1,040		Zero Coupon, 9/1/20, Ser. A, F.G.I.C.		623,147

				29,109,758

		Connecticut	2.7%
		Connecticut St. Health & Edl. Facs. Auth. Rev.,
1,000		5.00%, 7/1/25, Ser. C, Radian		753,750
		Mashantucket Western Pequot
		Tribe Spl. Rev., 144A,
3,500	(c)	5.75%, 9/1/18, Ser. B		2,674,630

				3,428,380

		District of Columbia	1.1%
		District of Columbia Wtr. & Swr. Auth. Rev.,
1,500		5.00%, 10/1/33, F.G.I.C.		1,410,840

Principal Amount (000)		Description (a)		Value
		Florida	8.7%
		Brevard Cnty. Hlth. Fac. Auth. Rev.,
$1,005		5.00%, 4/1/34		$699,209
		Escambia Cnty. Hlth. Fac. Auth. Rev.,
1,190		5.125%, 10/1/19		1,059,481
		Florida Mun. Ln. Council Rev.,
2,210		5.375%, 8/1/20, Ser. B, M.B.I.A.		2,306,776
		Highlands Cnty. Hlth. Fac. Auth. Rev.,
70	(b)	5.125%, 11/15/32, Ser. G		83,152
		Prerefunded 11/15/16 @ $100
1,930		5.125%, 11/15/32, Ser. G		1,598,522
		St. Petersburg Public Util. Rev.,
5,000	(b)	5.00%, 10/1/28, Ser. A,
		Prerefunded 10/1/09 @ $101		5,198,250

				10,945,390

		Georgia	15.3%
		Atlanta Wtr. & Wastewtr. Rev.,
		Ser. A,
2,385		5.00%, 11/1/29, F.G.I.C.		2,078,289
715		5.00%, 11/1/38, F.G.I.C.		583,333
785	(b)	5.00%, 11/1/38,
		Prerefunded 5/1/09 @ $101		801,870
		De Kalb Cnty. Wtr. & Swr. Rev.,
4,000	(b)	5.00%, 10/1/24
		Prerefunded 10/1/09 @ $101		4,160,560
		Fulton Cnty. Sch. Dist., Gen. Oblig.
2,000		5.375%, 1/1/16		2,374,420
		Georgia Mun. Elec. Auth. Pwr. Rev.,
145	(b)	6.40%, 1/1/13, Ser. Y,
		Escrowed to maturity		163,731
2,440		6.40%, 1/1/13, A.M.B.A.C.		2,689,343
30	(b)	6.40%, 1/1/13
		Prerefunded 1/1/11 @ $100		33,023
		Georgia Mun. Elec. Auth. Pwr. Rev.,
5,500		6.50%, 1/1/20, Ser. X, A.M.B.A.C.		6,480,320

				19,364,889

		Hawaii	1.1%
		Hawaii Dept. Budget & Fin. Rev.,
2,000		4.80%, 1/1/25, Ser. A, F.G.I.C.		1,376,720

		Idaho	0.3%
		Idaho Hsg. Agcy.,
		Sngl. Fam. Mtge. Sr., Rev.,
170		6.65%, 7/1/14, Ser. B		174,734
178		6.60%, 7/1/27, Ser. B		186,418

				361,152

		Illinois	6.4%
		Chicago Gen. Oblig.,
2,745		6.25%, 1/1/11, A.M.B.A.C.		2,910,194
1,000		5.25%, 1/1/33, Ser. A		1,002,780
		Chicago Multi-Family Hsg. Rev.,
500		4.90%, 3/20/44, F.H.A.		405,585
		Chicago Park Dist., Gen. Oblig.,
1,000		5.00%, 1/1/27, Ser. A, A.M.B.A.C.		1,005,610
		Illinois Fin. Auth. Education Rev.,
1,000	(b)	5.375%, 9/1/32, Ser. C,
		Prerefunded 9/1/17 @ $100		1,232,460
		Illinois St. Toll Hwy. Auth. Rev.,
1,500		5.50%, 1/1/33, Ser. B		1,524,225

				8,080,854

Principal Amount (000)		Description (a)		Value
		Indiana	6.3%
		Indiana Mun. Pwr. Agcy., Pwr.
		Supply Sys. Rev.,
$5,000		6.00%, 1/1/13, Ser. B, M.B.I.A.		$5,653,400
		Indianapolis Local Pub. Impvt.
		Bond Bank Waterworks Proj. Rev.,
2,100	(b)	5.25%, 7/1/33, Ser. A,
		Prerefunded 7/1/12 @ $100		2,357,775

				8,011,175

		Kentucky	2.7%
		Louisville & Jefferson Cnty. Met.
		Swr. Dist., Swr. & Drain Sys. Rev.,
2,000		5.00%, 5/15/30, Ser. A, F.G.I.C.		1,921,340
		Louisville & Jefferson Cnty. Metro. Govt.
		Health Sys. Rev.,
1,000		5.00%, 10/1/30		735,870
1,000		5.25%, 10/1/36		722,810

				3,380,020

		Massachusetts	5.5%
		Boston Wtr. & Swr. Comm. Rev.,
2,000		5.00%, 11/1/28, Ser. D, F.G.I.C.		1,989,900
		Massachusetts St. Dev. Finance Agency,
		Solid Waste Disp. Rev.
1,500		5.00%, 2/1/36		1,047,540
		Massachusetts St. Tpk. Auth.,
		Metro. Highway Sys. Rev.,
2,355		5.125%, 1/1/23, Ser. B, M.B.I.A.		2,108,926
2,500		4.75%, 1/1/34, Ser. A, A.M.B.A.C.		1,808,700

				6,955,066

		Michigan	3.6%
		Detroit Wtr. Supply Sys. Rev.,
		Ser. A,
2,000	(b)	5.50%, 7/1/24,
		Prerefunded 7/1/11 @ $100		2,198,400
2,000		5.00%, 7/1/30, F.G.I.C.		1,696,500
		Michigan Tobacco Settlement Finance Auth. Rev.,
1,000		6.00%, 6/1/48, Ser. A		585,570

				4,480,470

		Nebraska	4.5%
		Omaha Pub. Pwr. Dist.,
		Elec. Rev., Ser. B,
2,500	(b)	6.15%, 2/1/12
		Escrowed to maturity		2,685,500
2,500	(b)	6.20%, 2/1/17
		Escrowed to maturity		3,033,650

				5,719,150

		Nevada	3.4%
		Las Vegas Valley Wtr. Dist.,
		Gen. Oblig.,
1,400		5.00%, 6/1/25, Ser. B, M.B.I.A.		1,413,328
3,000		5.00%, 6/1/32, Ser. A, F.G.I.C.		2,911,350

				4,324,678

		New Jersey	4.1%
		New Jersey Econ. Dev. Auth. Rev.,
1,025		4.95%, 3/1/47		637,950
		New Jersey St. Gen. Oblig.,
2,000		5.25%, 7/1/17, Ser. H		2,366,860
		New Jersey Trans. Trust Fund Auth. Rev.,
2,000		5.25%, 12/15/22, Ser. A		2,109,420

				5,114,230

Principal Amount (000)		Description (a)		Value
		New York	7.1%
		Albany Industrial Dev. Agy. Rev.,
$1,000		5.00%, 4/1/32, Ser. A		$613,240
		Long Island Pwr. Auth. Elec.
		Sys. Rev.,
800		5.00%, 12/1/35, Ser. B		711,400
		Metro. Trans. Auth. Rev.,
1,000		5.25%, 11/15/31, Ser. A, F.G.I.C.		963,880
		New York City Mun. Wtr. Fin. Auth.,
		Wtr. & Swr. Sys. Rev.,
5,000		5.00%, 6/15/29, Ser. B, F.S.A.		4,936,800
		New York St. Dorm. Auth. Rev.,
		Sch. Dist. Program
1,500		7.25%, 10/1/28, Ser. C		1,725,060

				8,950,380

		Ohio	6.0%
		Buckeye Tobacco Settlement Financing Auth. Rev.,
3,000		6.00%, 6/1/42, Ser. A-2		1,749,360
2,000		6.50%, 6/1/47, Ser. A-2		1,241,980
		Deerfield Twp. Tax Increment Rev.,
750		5.00%, 12/1/25		590,415
		Hamilton Elec. Sys. Rev.
1,000		4.60%, 10/15/20, Ser. A, F.S.A.		1,049,780
		Ohio St. Wtr. Dev. Auth. Rev.,
2,445		5.50%, 6/1/20, Ser. B, F.S.A.		2,929,648

				7,561,183

		Pennsylvania	3.0%
		Delaware Cnty. Auth. Rev.,
2,000		5.00%, 6/1/21, Ser. A, Radian		1,729,560
		East Stroudsburg Area Sch. Dist., Gen. Oblig.
1,000		7.75%, 9/1/27, Ser. A, F.G.I.C.		1,169,440
		Pennsylvania Economic Dev. Fin.
		Auth. Res. Recov. Rev.,
1,000		4.625%, 12/1/18, Ser. F, A.M.B.A.C.		918,210

				3,817,210

		Puerto Rico	0.7%
		Puerto Rico Elec. Pwr. Auth. Rev.,
1,000		5.00%, 7/1/25, Ser. PP, F.G.I.C.		847,220

		South Carolina	1.4%
		Spartanburg Waterworks Rev.,
1,500	(b)	5.25%, 6/1/28,
		Prerefunded 6/1/14 @ $100		1,768,155

		Tennessee	1.5%
		Tennessee Energy Acquisition Corp. Rev.,
1,500		5.25%, 9/1/20, Ser. A		1,176,720
1,000		5.25%, 9/1/21, Ser. A		767,740

				1,944,460

		Texas	21.8%
		Alliance Airport Auth. Inc. Rev.,
1,000		4.85%, 4/1/21		746,880
		Bexar Met. Wtr. Dist.
		Waterworks Sys. Rev.,
2,500		5.00%, 5/1/25, M.B.I.A.		2,491,550
		Coastal Wtr. Auth. Contract Rev.,
4,000		5.00%, 12/15/25, F.S.A.		4,000,120
		Dallas Area Rapid Transit Rev.,
1,000		5.25%, 12/1/48		966,430
		Dallas Gen. Oblig.
2,000		4.50%, 2/15/23		2,019,540
		El Paso Wtr. & Swr. Rev.,
1,555		5.50%, 3/1/12, Ser. A, F.S.A.		1,728,134
		Everman Indep. Sch. Dist. Gen. Oblig.,
1,000		5.00%, 2/15/36, PSF		982,510
		Harris Cnty. Gen. Oblig.,
1,650		7.00%, 8/15/10, Ser. A		1,797,147
		Houston Wtr. & Swr. Sys. Rev.,
1,500	(b)	5.25%, 12/1/23, Ser. B,
		Prerefunded 12/1/10 @ $100		1,616,130
3,500	(b)	5.00%, 12/1/28, Ser. A,
		Prerefunded 12/1/09 @ $100		3,627,715

Principal Amount (000)	Description (a)		Value
	Texas (continued)
	Klein Indep. Sch. Dist. Gen. Oblig.,
$1,000	5.00%, 8/1/38, Ser. A, PSF		$981,830
	Lower Colorado River Auth. Rev.,
2,000	5.00%, 5/15/31, F.S.A.		1,919,380
	McLennan Cnty. Pub. Fac. Corp. Proj. Rev.,
1,000	6.625%, 6/1/35		1,042,130
	San Antonio Elec. & Gas Rev.,
2,595	5.00%, 2/1/18, Ser. A		2,626,036
	Spring Branch Indep. Sch. Dist. Gen. Oblig.,
1,000	5.25%, 2/1/38, PSF		1,008,450

			27,553,982

	Virginia	4.2%
	Henrico Cnty. Wtr. & Swr. Rev.,
3,985	5.00%, 5/1/28		3,993,926
	Virginia St. Hsg. Dev. Auth. Rev.,
1,500	4.55%, 1/1/24		1,314,420

			5,308,346

	Washington	2.3%
	Energy Northwest Wind Proj. Rev.,
500	4.75%, 7/1/21, M.B.I.A.		507,375
	King Cnty. Swr. Rev.,
2,500	5.00%, 1/1/31, F.G.I.C.		2,356,975

			2,864,350

	West Virginia	0.9%
	Monongalia Cnty. Building Commission
	Hospital Rev.
1,500	5.00%, 7/1/30, Ser. A		1,076,970

	Wyoming	3.6%
	Wyoming St. Farm Loan Brd.
	Cap. Facs. Rev.,
4,000	5.75%, 10/1/20		4,563,120

	Total long-term investments (cost $182,852,446)		186,169,888

Shares
	SHORT-TERM INVESTMENT	3.3%
4,232,248	State Street Institutional Tax-Free Money Market Fund (cost $4,232,248)		$4,232,248

Total Investments (cost $187,084,694)		150.7%	190,402,136
Other assets in excess of liabilities		0.7%	932,661
Liquidation value of remarketed preferred stock		(51.4)	(65,000,000)

Net Assets Applicable to Common Stock		100.0%	$126,334,797

Net asset value per share of common stock ($126,334,797 / 8,507,456)			$14.85

(a)	The following abbreviations are used in portfolio descriptions to indicate providers of credit support, in whole or in part:

A.M.B.A.C. - Ambac Assurance Corporation.

F.G.I.C. - Financial Guaranty Insurance Company.

F.H.A. - Federal Housing Authority.

F.S.A. - Financial Security Assurance Inc.

M.B.I.A. - MBIA Insurance Corporation.

PSF - Texas Permanent School Fund.

Radian - Radian Asset Assurance Inc.

(b)	Prerefunded and escrowed to maturity issues are secured by escrowed cash, government obligations, or other securities.

(c)	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A to qualified institutional buyers. At January 31, 2009, these securities amounted to a value of $2,674,630 or 2.1% of net assets applicable to common stock.

Notes

Securities Valuation:

The Fund values its fixed income securities by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established by the Board of Directors of the Fund. The relative liquidity of some securities in the Fund’s portfolio may adversely affect the ability of the Fund to accurately value such securities. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors. Short-term investments having a maturity of 60 days or less at date of purchase are valued on an amortized cost basis, which approximates market value.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2009 were as follows:

Tax Basis of Investment	Appreciation	Depreciation	Net Unrealized Appreciation
$186,404,419	$14,481,180	$10,483,463	$3,997,717

The Fund implemented Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used to value each of the Fund’s investments as of January 31, 2009:

Level 1	–	$-
Level 2	–	$190,402,136

Total	–	$190,402,136

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.SEC.gov).

Item 2 – Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”).

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer

Date	March 23, 2009

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	March 23, 2009